Long-Term Investments, Net	12 Months Ended
May 31, 2019
Investments Schedule [Abstract]
Long-Term Investments
12.	LONG-TERM INVESTMENTS, NET
Long-term investments, net, consisted of the following:

	As of May 31,
	2018	2019
	US$	US$
Equity securities with readily determinable fair value:
Sunlands Online Education Group (“Sunlands”) (a)	134,423	37,802
Beijing Shengtong Printing Co., Ltd (“Shengtong”) (b)	9,261	6,839
Tarena International, Inc. (“Tarena”) (c)	9,610	3,200
Equity securities without readily determinable fair value:
EEO Education Technology Co., Ltd. (“EEO”) (d)	9,767	9,069
Dr. Cuiyutao Healthcare Limited (“Yuxueyuan”)(e)	6,200	6,200
Other investments (f)	22,540	28,809
Equity method investments:
New Oriental Education and Culture Industry Fund (Zhangjiagang) Partnership (Limited Partnership) (“Education Industry Fund”) (g)	—	67,834
Dongfang Heli (Note 4)	—	10,059
Other investments (h)	9,131	10,132
Available-for-sale investments:
Shanghai Golden Education & Training Co., Ltd.(“Golden Finance”) (i)	86,937	61,963
Tianjin Uhozz Internet Technology Co., Ltd (“Uhozz”) (j)	12,826	16,350
Boxfish Education Group Limited (“Boxfish”) (k)	15,000	15,000
Shanghai ALO7 Technology Co., Ltd.(“Alo7.com”) (l)	14,395	14,289
Lele Global Limited (“Lele”) (m)	9,157	11,251
Yuxueyuan(e)	9,316	10,219
Other available-for-sale investments (n)	84,770	95,688

	433,333	404,704

(a)
In January 2016, the Group invested US$12,310 in Sunlands, a company engaged in online education specific to vocational qualification training, for subscribing the convertible bonds. In July 2016, the Group converted all of the convertible bonds into redeemable preferred shares of Sunlands for a 4.9% equity interests. Additionally, the Group also invested an additional US$12,205 redeemable preferred shares for another 4.9% equity interest in Sunlands during July 2016. Subsequent to the additional investment, the Group holds 9.8% equity interest in Sunlands.

On March 23, 2018, Sunlands was listed in the New York Stock Exchange Market. All of the preferred shares were converted to 529,426 Class A ordinary shares immediately upon the completion of the listing. Subsequent to the listing, the Group invested an additional US$10,000 and obtained 34,783 Class A ordinary shares in April, 2018 and held 8% aggregate equity interests in Sunlands. Unrealized gains of US$8,129 and US$101,779 was reported in other comprehensive income for the years ended May 31, 2017 and 2018, respectively. Upon the adoption of ASU 2016-01, the investment was reclassified from available-for-sale investment to equity security with readily determinable fair value on June 1, 2018, and losses of US$ 96,621 were recorded in loss from fair value change of long-term investments during the year ended May 31, 2019 on the Group’s consolidated statements of operations.

(b)
In April 2015, the Group acquired 18% equity interest in Beijing ROBOROBO Technology Co., Ltd. (“ROBOROBO”) for a cash consideration of US$4,356. Roborobo is a company applying various robots build training course for kids with different ages. In February 2017, the Group disposed all of the ownership in ROBOROBO, in exchange for 1.87% common shares issued by Shengtong, which is a listed
A-share
 company in China. Realized gain of US$7,086 was recognized during the year ended May 31, 2017. The equity interests acquired in Shengtong were classified as equity security with readily determinable fair value. Unrealized gain of US$423 and loss of US$1,450 was reported in other comprehensive income for the years ended May 31, 2017 and 2018, respectively. Upon the adoption of ASU
2016-01,
 the investment was reclassified from
available-for-sale
 investment to equity security with readily determinable fair value on June 1, 2019, loss of US$1,605 was recorded in loss from fair value change of long-term investments for the year ended May 31, 2019.

(c)
In March 2014, the Group invested US$13,500 in Tarena, a NASDAQ listed company that provides IT professional education services in China, for 3% equity interests. In July 2017, the Group sold 1% equity interest in Tarena to third parties and the realized gain of US$4,545 was recognized in investment income for the year ended May 31, 2018. Unrealized gain of US$9,750 and loss of US$7,040 was reported in other comprehensive income for the years ended May 31, 2017 and 2018, respectively. Upon the adoption of ASU
2016-01,
 the investment was reclassified from
available-for-sale
 investment to equity security with readily determinable fair value on June 1, 2019, loss of US$6,410 was recorded in loss from fair value change of long-term investments for the year ended May 31, 2019.

(d)
In April 2017, the Group acquired 10% equity interest in EEO, a company engaged in the business of developing on-line
 classroom product which were accounted for using the cost method because it is not in-substance
 common share for the years ended May 31, 2017 and 2018, respectively. After the adoption of ASU
2016-01,
 the Group accounted for the equity investments using the measurement alternative when the equity method is not applicable and there is no readily determinable fair value for the investments. For the years ended May 31, 2017, 2018 and 2019, no impairment loss was recorded in regard to the investment.

(e)
In February 2018, the Group invested US$15,516, for 10% equity interests in Yuxueyuan, a company engaging in providing professional childcare and medical services for children aging from 1 to 6. The investment consists of two tranches. The first tranche was to obtain 8,490,642 series B-1 preferred shares at US$6,200 and the other tranche was to obtain 11,073,049 series C+ preferred shares at US$9,316. The investment in series B-1 preferred shares was classified as a cost method investment before the adoption of ASU 2016-01 because the series B-1 preferred shares were not in-substance common due to substantive liquidation preference rights. Upon the adoption of ASU2016-01, these shares were classified as equity security without readily determinable fair value. The investment in series C+ preferred shares was classified as available-for-sale investment as the Group determined that the investment represented a debt security due to redemption and liquidation preference rights and measured the investment subsequently at fair value. Unrealized gains of nil and US$903 were recorded in other comprehensive (loss) income for the years ended May 31, 2018 and 2019, respectively.

(f)
The Group holds several insignificant investments in third-party private companies and has no ability to exercise significant influence over the investees, which were accounted for using the cost method prior to the adoption of ASU
2016-01.
 After the adoption of ASU
2016-01,
 the Group accounted for these equity investments using the measurement alternative when equity method is not applicable and there is no readily determinable fair value for the investments. No impairment loss was recorded during the years ended May 31, 2017, 2018 and 2019, respectively.

(g)
In July 2018, Education Industry Fund was established with the total committed capital of US$224,000 by an entity controlled by Mr. Yu. The Group participates in Education Industry Fund as a limited partner and invested US$75,000 in Education Industry Fund. The Group accounts for the investment under the equity method in accordance with ASC 323 because the Group is a limited partner and owns 33% interest in Education Industry Fund. Gain of US$1,395 was recorded as gain from equity method investments for the year ended May 31, 2019.

(h)
The Group holds 6.86% to 50% equity interests in other 14 third-party companies through investments in their common shares or in-substance
 common shares. Majority of the long-term investments are engaged in educational services. The Group accounts for these investment under the equity method because the Group has the ability to exercise significant influence but does not have control over the investees, even though the Group holds less than 20% equity interests in some of the investees. Loss of US$3,289, US$379 and US$3,551 was recorded as loss from equity method investments for the years ended May 31, 2017, 2018 and 2019, respectively.

(i)
In April and November 2015, the Group invested US$3,398 and US$11,437, respectively, in Golden Finance, a company engaged in training programs associated with finance and business management, for 19.5% equity interests. During the year ended May 31, 2019, the Group disposed of 7.2% equity interest in Golden Finance with total consideration of US$33,156, and the remaining shares were diluted to 12.3%. Gain of US$23,096 was recognized as realized gain from long-term investments in consolidated statements of operations for the year ended May 31, 2019. The Group accounted for the investment as available-for-sale
 investments since the investee’s preferred shares held are determined to be debt securities and measured at fair value. Unrealized gains of US$10,567, US$42,128 and US$10,959 were recorded in other comprehensive (loss) income for the years ended May 31, 2017, 2018 and 2019, respectively.

(j)
In May 2015, the Group invested US$460 in Uhozz, a company providing oversea rental agency services, for 10% equity interests with redemption and liquidation preference. In March 2018, the Group further subscribed 15.18% series B preferred shares with a cash consideration of US$9,000. The Group accounted for the investment as available-for-sale
 investments since the investee’s preferred shares held are determined to be debt securities and measured them at fair value. Unrealized gain of US$4,838, loss of US$5,726 and gain of US$3,524 were recorded in other comprehensive (loss) income for the years ended May 31, 2017, 2018 and 2019, respectively.

(k)
In April 2018, the Group paid US$15,000 in Boxfish, an online educational institution in China focusing on
K-12
 English training, for 6.52% series C preferred shares. The preferred shares acquired in Boxfish were classified as available-for-sale
 investment as the Group determined the interests were debt security and measured at fair value. No fair value change was recognized for the year ended May 31, 2019.

(l)
In March 5, 2012, the Group acquired a convertible promissory note from Alo7.com for US$1,000, which entitled the Group to automatically convert the note into equity security upon certain conditions were met. On July 1, 2012, the Group converted the US$1,000 promissory note into convertible redeemable preferred shares for a 3.4% equity interests in Alo7.com on an as-converted
 basis.

In March, June and September 2014, the Group further invested US$2,576, US$300 and US$10,000 of redeemable preferred shares into Alo7.com. As of May 31, 2019, the Company held a 14.3% equity interests in Alo7.com. Unrealized losses of US$8,678, US$2,975 and unrealized gain of US$135 were recorded in other comprehensive (loss) income for the years ended May 31, 2017, 2018 and 2019, respectively.

(m)
In September 2015, the Group invested US$8,500 in Lele, a company providing online learning and tutoring services for students from kindergarten through 12nd grade, to acquire 48,796,296 convertible redeemable preferred shares for a 8.5% equity interests. In December 2018, the Group further invested US$2,000 of series C preferred shares in Lele. As of May 31, 2019, the Group held a 7.8% equity interests in Lele. The investment was classified as available-for-sale
 investment as the Group determined the interests were debt security due to substantive redemption right and measured the investment at fair value. Unrealized gains of US$605, US$52 and US$94 were recorded in other comprehensive (loss) income for the years ended May 31, 2017, 2018 and 2019, respectively.

(n)
Other
available-for-sale
 represent several insignificant individual investments classified as available-for-sale
 investments as of May 31, 2018 and 2019. Unrealized gain of US$649, US$11,602 and US$7,331 were recorded in other comprehensive (loss) income for the years ended May 31, 2017, 2018 and 2019, respectively. Realized gain of nil, US$2,821 and US$3,283 were recorded in realized gain from long-term investments for the years ended May 31, 2017, 2018 and 2019, respectively.

The Group recognized impairment losses from long-term investments amounting to US$2,338, US$980 and US$5,919 for the years ended May 31, 2017, 2018 and 2019, respectively, as the Group believes the carrying value of these investments were no longer recoverable.